Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Operating activities:
Net income (Loss)	$ 0	$ 4,243	$ (89)
Adjustments to reconcile net income to net cash used in operating activities:
Shared-based compensation	0	98
Net unrealized gain on mortgage loans	0	(8,293)
Net realized gain on mortgage loans	0	(2,106)
Amortization of deferred financing costs	0	322
Changes in operating assets and liabilities:
Related party receivables	0	400
Prepaid expenses and other assets	0	(113)
Accounts payable and accrued liabilities	0	397	46
Related party payables	0	447	43
Net cash used in operating activities	0	(4,605)	0
Investing activities:
Investment in mortgage loans	0	(168,165)
Investment in real estate	0	(278)
Investment in renovations	0	(22)
Acquisition-related deposits	0	(20,142)
Mortgage loan dispositions and repayments	0	7,062
Net cash used in investing activities	0	(181,545)
Financing activities:
Issuance of common stock, including stock option exercises	500	323,427	100,000
Cost of issuance of common stock	0	(13,253)
Payment of tax withholdings on exercise of stock options	0	(24)
Proceeds from repurchase agreement	0	79,761
Repayments of repurchase agreement	0	(79,289)
Payment of deferred financing costs	0	(1,162)
Increase (decrease) related party payables, financing cash flow			5
Net cash provided by financing activities	500	309,460	100,005
Net increase in cash and cash equivalents	500	123,310	100,005
Cash and cash equivalents as of beginning of the period	0	100,005	0
Cash and cash equivalents as of end of the period	500	223,315	100,005
Supplemental disclosure of non-cash investing and financing activity:
Transfer of mortgage loans to real estate owned	0	4,399
Changes in accrued equity issuance costs	0	663
Changes in related party receivable from mortgage loan dispositions and repayments	$ 0	$ 3,583